LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) employee	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee
Labor Costs [Abstract]
Wages, salaries and social security costs	$ 1,355,969	$ 1,377,006	$ 1,216,566
Termination benefits	35,500	28,396	23,189
Post-employment benefits	66,324	60,999	56,623
Labor costs	$ 1,457,793	$ 1,466,401	$ 1,296,378
Number of employees | employee	33,253	33,949	34,458